UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 97.8%
Austria 1.5%
Erste Bank der Oesterreichischen Sparkassen AG (Cost $4,514,741)	79,800	4,603,455
Bermuda 1.0%
Credicorp Ltd. (Cost $2,925,760)	103,500	3,186,765
Brazil 11.6%
Arcelor Brasil SA	1	16
Banco Bradesco SA (ADR) (Preferred) (a)	98,000	3,285,940
Companhia Vale do Rio Doce (ADR) (Preferred)	302,500	6,019,750
Diagnosticos da America SA*	120,000	2,090,002
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	128,100	4,101,762
Lojas Renner SA	23,000	1,332,108
Natura Cosmeticos SA	140,300	1,557,456
Petroleo Brasileiro SA (ADR) (a)	146,500	13,460,420
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	60,400	4,189,948

(Cost $31,499,208)		36,037,402
Chile 0.4%
Inversiones Aguas Metropolitanas SA (ADR) 144A (Cost $1,294,881)	65,100	1,396,376
China 3.3%
China Shenhua Energy Co., Ltd. “H”	1,271,500	2,287,659
PetroChina Co., Ltd. “H”	2,308,000	2,616,854
PetroChina Co., Ltd. (ADR) (a)	8,600	983,840
Shanghai Electric Group Co., Ltd. “H”	6,274,400	2,341,737
Xinao Gas Holdings Ltd.	1,978,500	1,894,422
(Cost $9,150,952)		10,124,512
Colombia 0.5%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $1,577,046)	60,800	1,640,384
Czech Republic 0.9%
Zentiva NV (Cost $2,509,666)	51,552	2,696,958
Egypt 0.5%
Orascom Construction Industries (Cost $1,615,197)	45,351	1,729,707
Hong Kong 3.5%
AAC Acoustic Technology Holdings, Inc.*	1,634,000	1,577,179
Advanced Semiconductor Manufacturing Corp. “H”*	3,910,000	618,942
China Mobile (Hong Kong) Ltd. (ADR) (a)	107,100	3,462,543
CNOOC Ltd.	3,929,600	3,352,970
Norstar Founders Group Ltd.	5,191,100	1,924,065

(Cost $9,228,675)		10,935,699
Hungary 0.6%
MOL Magyar Olaj-es Gazipari Rt. (Cost $1,706,500)	15,800	1,753,747
India 3.0%
Bharti Airtel Ltd.*	334,000	3,062,224
Canara Bank Ltd.	268,400	1,133,610
Hotel Leelaventure Ltd.	165,099	936,128
Infosys Technologies Ltd.	74,800	2,650,773
Sintex Industries Ltd.	478,935	1,401,523

(Cost $7,973,260)		9,184,258
Indonesia 3.0%
PT Bank Mandiri	18,622,400	3,613,608
PT Indosat Tbk*	723,000	340,774
PT Indosat Tbk (ADR) (a)	59,200	1,391,200
PT Medco Energi Internasional Tbk	5,505,500	2,306,604
PT Telekomunikasi Indonesia “B”	1,899,500	1,560,229

(Cost $8,533,669)		9,212,415
Israel 2.9%
Elbit Systems Ltd.	65,400	1,760,303
Makhteshim-Agan Industries Ltd.	306,200	1,448,217
NICE Systems Ltd. (ADR)*	62,700	1,643,367
Teva Pharmaceutical Industries Ltd. (ADR) (a)	125,900	4,164,772

(Cost $9,064,153)		9,016,659
Korea 16.4%
Hynix Semiconductor, Inc.*	50,500	1,718,227
Hynix Semiconductor, Inc. (GDR) (REG S) 144A*	50,200	1,687,724
Hyundai Department Store Co., Ltd.	23,000	1,671,064
Hyundai Mobis	25,400	2,111,348
Hyundai Motor Co.	49,390	3,779,741
Industrial Bank of Korea	147,000	2,631,595
Kookmin Bank (ADR)	72,000	6,209,280
NEPES Corp.*	460	3,496
Samsung Electronics Co., Ltd.	23,230	14,786,265
Samsung Engineering Co., Ltd.	44,400	2,052,199
Shinhan Financial Group Co., Ltd.	79,000	3,887,144
SK Corp.	58,900	4,125,220
Ssangyong Motor Co.*	384,800	1,627,504
STX Pan Ocean Co., Ltd.	2,713,400	1,142,864
Telcoware Co., Ltd.	75,920	1,176,315
Woongjin Coway Co., Ltd.	94,930	2,126,782

(Cost $45,669,472)		50,736,768
Luxembourg 0.5%
Millicom International Cellular SA* (a) (Cost $1,670,567)	48,300	1,690,017
Malaysia 2.0%
Kuala Lumpur Kepong Bhd.	551,400	1,658,346
Resorts World Bhd.	1,014,900	3,135,576
Starhill Real Estate Investment Trust (REIT)*	5,904,600	1,485,231

(Cost $6,239,739)		6,279,153
Mexico 6.5%
America Movil SA de CV “L” (ADR)	191,800	6,862,604
Fomento Economico Mexicano SA de CV (ADR)	45,600	4,003,680
Grupo Aeroportuario del Sureste SA de CV (ADR)	51,300	1,737,018
Grupo FAMSA SA “A”*	452,300	1,081,105
Grupo Financiero Banorte SA de CV “O”	1,287,600	3,535,797
Grupo Televisa SA (ADR)	152,300	2,820,596

(Cost $16,281,841)		20,040,800
Morocco 0.8%
ONA SA (Cost $2,390,487)	16,500	2,354,103
Philippines 2.2%
Philippine Long Distance Telephone Co. (ADR) (a)	127,700	5,004,563
SM Investments Corp.	418,300	1,844,664

(Cost $5,503,643)		6,849,227
Russia 9.1%

CTC Media, Inc.* (a)	111,100	2,103,123
LUKOIL (ADR)	72,000	6,242,400
Mobile TeleSystems (ADR)	95,300	3,043,882
Novolipetsk Steel (GDR) 144A	66,347	1,426,460
OAO Gazprom (ADR) (REG S) (b)	24,338	1,014,408
OAO Gazprom (ADR) (REG S) (b)	139,510	5,814,777
OAO Vimpel-Communications (ADR)* (a)	58,300	2,810,060
Pyaterochka Holding NV (GDR) 144A*	147,900	2,514,300
Surgutneftegaz (ADR) (a)	44,700	3,289,920

(Cost $23,626,657)		28,259,330
South Africa 8.7%
ABSA Group Ltd.	206,100	3,042,956
Aspen Pharmacare Holdings Ltd.*	260,700	1,323,830
Gold Fields Ltd.	175,200	3,610,881
Lewis Group Ltd.	601,700	4,202,723
MTN Group Ltd.	283,500	2,167,987
Naspers Ltd. “N”	101,100	1,774,131
Network Healthcare Holdings Ltd.*	2,500,800	3,493,492
Sasol Ltd.	65,700	2,364,980
Steinhoff International Holdings Ltd.*	748,800	2,296,966
Truworths International Ltd.	817,300	2,648,336

(Cost $29,447,695)		26,926,282
Taiwan 11.0%
Asustek Computer, Inc.	2,134,000	4,795,798
Bank of Kaohsiung	4,092,000	1,730,510
Cathay Financial Holding Co., Ltd.	752,400	1,608,183
Chungwha Telecom Co., Ltd.	1,153,300	2,123,481
High Tech Computer Corp.	62,400	1,387,090
Hon Hai Precision Industry Co., Ltd.	591,073	3,501,318
Powerchip Semiconductor Corp.*	2,397,700	1,574,063
Siliconware Precision Industries Co.	1,942,697	2,313,441
SinoPac Financial Holdings Co., Ltd.*	6,285,400	3,061,134
Taishin Financial Holdings Co., Ltd.	4,298,000	2,362,260
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,102	2,858,137
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	128,062	1,110,293
United Microelectronics Corp.	2,812,228	1,545,652
United Microelectronics Corp. (ADR) (a)	319,261	973,746
Yuanta Core Pacific Securities Co.	2,734,939	1,741,175
Yulon Motor Co., Ltd.	1,256,570	1,339,062

(Cost $35,755,839)		34,025,343
Thailand 3.9%
Bangkok Bank PCL (Foreign Registered)	1,081,100	3,026,852
Bangkok Expressway PCL (Foreign Registered)	2,622,000	1,454,358
Central Pattana PCL (Foreign Registered)	2,338,900	1,173,774
Krung Thai Bank PCL (Foreign Registered)	12,698,600	3,655,963
Thai Oil PCL (Foreign Registered)	1,026,300	1,748,451
True Corp. PCL (Foreign Registered)*	4,071,500	967,868

(Cost $12,116,873)		12,027,266
Turkey 3.2%
Hurriyet Gazetecilik ve Matbaacilik AS	503,109	1,162,365
Turkcell Iletisim Hizmetleri AS (ADR) (a)	325,855	3,711,488
Turkiye Is Bankasi (Isbank) “C”	530,400	2,833,333
Turkiye Vakiflar Bankasi TAO “D”	492,600	2,072,236

(Cost $12,546,172)		9,779,422
United Kingdom 0.8%
Lonmin PLC* (Cost $2,292,186)	43,445	2,372,979

Total Common Stocks (Cost $285,134,879)		302,859,027

Preferred Stocks 0.6%
Brazil
Braskem SA “A” (Cost $2,553,347)		325,000	1,688,117
Rights 0.0%
Thailand
True Corp. PCL* (Cost $0)		324,062	0
Securities Lending Collateral 10.5%
United States
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $32,573,520)		32,573,520	32,573,520
Cash Equivalents 1.2%
United States
Cash Management QP Trust, 5.3% (e) (Cost $3,745,171)		3,745,171	3,745,171
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 324,006,917)		110.1	340,865,835
Other Assets and Liabilities, Net		(10.1)	(31,276,427)

Net Assets		100.0	309,589,408

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $31,661,881 which is 10.2% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2006, the DWS Emerging Markets Equity Fund had the following sector diversification:
		As a % of Common &
Sector	Market Value ($)	Preferred Stocks
Financials	65,711,133	21.6%
Energy	51,362,250	16.9%
Information Technology	45,918,330	15.1%
Consumer Discretionary	39,917,387	13.1%
Telecommunication Services	38,198,920	12.5%
Industrials	20,079,070	6.6%
Materials	16,566,420	5.4%
Health Care	13,769,054	4.5%
Consumer Staples	9,733,782	3.2%
Utilities	3,290,798	1.1%
Total	304,547,144	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006